Related Party Balances and Transactions (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM) g / yr	Dec. 31, 2024 USD ($) g / yr		Dec. 31, 2023 MYR (RM)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related party balances and transactions [Line Items]
Voting interest percentage (in Grams per Year) | g / yr		10	10
Shareholdings percentage		19.00%	19.00%
Paid expenses					RM 704,196
Received payments amounted		3,021,580	676,044
Increase/(decrease) in amounts due to related companies (in Dollars)		678,900	151,896		(21,721)		$ 48,581
Payments to related party		6,341,924			1,423,354				$ 1,418,934
Received payments amounted		1,510,233							337,898
Operating expenses		240	54		350,927
Repaid amount		105,028	11,921		70,925		15,869	RM 339,333
Expenses amount		661,263	147,950		66,915		26,991
Purchased amount		886,100							920,873
Paid expenses		818,196
Payment to related parties		7,040,368	1,575,203		684,684
Interest-bearing borrowing					1,363,000
Related interest payable					17,081
Cash		390,500			1,178,275				87,370
Additional interest amount		631,049	141,190		701,268		$ 6,099
Consultancy fees					350,000
Commission AMOUNT					137,912
Proxy Holdings [Member]
Related party balances and transactions [Line Items]
Voting interest percentage (in Grams per Year) | g / yr		20	20
Shareholdings percentage		10.00%	10.00%
Paid expenses		RM 274,733	$ 61,468		4,000,000
Received payments amounted		1,300,568
Payments to related party | $									313,273
Paid expenses		1,571,296
Agroz Group [Member]
Related party balances and transactions [Line Items]
Paid expenses		751,695	168,183		19,000
Payments to related party | $										$ 70,302
Repaid amount			23,499		257,749
Expenses amount					110,289
Additional interest amount					27,260
Agroz Vertical Farm [Member]
Related party balances and transactions [Line Items]
Received payments amounted | $			290,987
Payments to related party		1,400,174			1,145,443
Purchased amount		4,115,842
Paid expenses | $			183,062
EPetani Sdn [Member]
Related party balances and transactions [Line Items]
Received payments amounted		7,968,903							1,782,952
Expenses amount					120,637
Mr. Gerard Lim [Member]
Related party balances and transactions [Line Items]
Received payments amounted		4,531,555							1,013,884
Repaid amount					53,280
Isa Wellness Marketing [Member]
Related party balances and transactions [Line Items]
Received payments amounted		551,350	123,358
Received payments amounted	[1]	551,350							$ 123,358
Marketing amount		RM 32,841	$ 7,348	[1]	RM 327,776	[1]

[1]	During the years ended December 31, 2023 and 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 327,776 and MYR 32,841 (USD 7,348) respectively. Agroz Group received payments amounted to MYR 551,350 (USD 123,358) during the year ended December 31, 2024.